GOING CONCERN AND FINANCIAL POSITION (Details Narrative) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019
Going Concern and Financial Position [Abstract]
Accumulated deficit	$ (20,949,534)	$ (20,381,977)	[1]		$ (21,569,153)
Working capital deficit	2,700,793	4,344,055
Cash and cash equivalents	1,342,321	277,664	[1]	$ 188,243	$ 162,124	$ 59,401
Short-term debt in default	$ 151,000	$ 151,000

[1]	Derived from audited information